RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 2,013	$ 1,806
Base and variable fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	1,739	1,438
Discretionary fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	50	0
Commission fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 224	$ 368